SCHEDULE OF REVENUE FROM EXTERNAL CUSTOMERS AND LONG-LIVED ASSETS, BY GEOGRAPHICAL AREAS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 203,249	$ 159,899	$ 402,548	$ 311,603
Total long-lived assets	458,161		458,161		$ 419,307
MENA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	200,737	158,082	396,798	307,627
Total long-lived assets	449,029		449,029		409,139
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	2,512	$ 1,817	5,750	$ 3,976
Total long-lived assets	$ 9,132		$ 9,132		$ 10,168